COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Lease and Other Commitments

In December 2008, the Company signed an agreement for a ten‑year lease of office space in Moscow. In April 2011, the Company entered into two more lease agreements to increase the size of its rented office space located in its headquarters complex in Moscow for the remaining period of the original lease. In April 2014, the Company further extended its headquarters complex signing a seven‑year lease agreement for additional office space and extending the existing rent agreements to 2021. In December 2016 and during 2017 the Company signed additional agreements to rent additional office space in Moscow until the end of 2021.

As of December 31, 2017, future minimum lease payments due under the Moscow leases and other non‑cancellable operating leases for more than one year are as follows:

	Moscow
	headquarters	Other
Payments due in the years ending December 31,	lease	leases	Total	Total
	RUB	RUB	RUB	$
2018	4,408	518	4,926	85.7
2019	4,868	411	5,279	91.6
2020	4,331	395	4,726	82.0
2021	1,670	394	2,064	35.8
2022 and thereafter	—	519	519	9.0
Total	15,277	2,237	17,514	304.1

For the purposes of the disclosure above, the Company assumed no changes in the rented space or rental price specified in existing rental agreements as of the reporting date. U.S. dollar amounts have been translated into Ruble at a rate of RUB 57.6002 to $1.00, the official exchange rate quoted as of December 31, 2017 by the Central Bank of the Russian Federation.

For the years ended December 31, 2015, 2016 and 2017, rent expenses under operating leases totaled approximately RUB 4,372, RUB 4,419 and RUB 4,208 ($73.1), respectively.

Additionally, the Company has entered into purchase commitments for other goods and services and acquisition of businesses, which total RUB 3,285 ($57.0) in 2018, RUB 1,432 ($24.9) in 2019, RUB 1,196 ($20.8) in 2020, RUB 618 ($10.7) in 2021, RUB 5 ($0.1) in 2022 and RUB 3 ($0.1) thereafter.

Legal Proceedings

In the ordinary course of business, the Company is a party to various legal proceedings, and subject to claims, certain of which relate to copyright infringement, as well as to the alleged breach of certain contractual arrangements. The Company intends to vigorously defend any lawsuit and believe that the ultimate outcome of any pending litigation, other legal proceedings or other matters will have no material adverse effect on financial condition, results of operations or liquidity of the Company.

As of December 31, 2017, the Company was subject to certain claims in the aggregate claimed amount of approximately RUB 1,967 ($34.2). The Company has not recorded a liability in respect of those claims as of December 31, 2017.

Environment and Current Economic Situation

The Company’s operations are primarily located in the Russian Federation. Consequently, the Company is exposed to the economic and financial markets of the Russian Federation which display characteristics of an emerging market. The legal, tax and regulatory frameworks continue development, but are subject to varying interpretations and frequent changes which together with other legal and fiscal impediments contribute to the challenges faced by entities operating in the Russian Federation.

In particular, taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Company believes it has provided adequately for all tax liabilities based on its understanding of the tax legislation, the above factors may create tax risks for the Company. In addition to the obligations shown in the lease commitments section above, approximately RUB 290 ($5.0) of unrecognized tax benefits have been recorded as liabilities, and the Company is uncertain as to if or when such amounts may be settled (Note 10). Related to unrecognized tax benefits, the Company has also recorded a liability for potential penalties of RUB 48 ($0.8) and interest of RUB 69 ($1.2). As of December 31, 2017, except for the income tax contingencies described above, the Company accrued RUB 653 ($11.3) for contingencies related to non‑income taxes, including penalties and interest. Additionally, the Company has identified possible contingencies related to non-income taxes, which are not accrued. Such possible non-income tax contingencies could materialize and require the Company to pay additional amounts of tax. As of December 31, 2017, the Company estimates such contingencies related to non-income taxes, including penalties and interest, to be up to approximately RUB 957 ($16.6).

Because Russia produces and exports large volumes of oil and gas, its economy is particularly sensitive to the price of oil and gas on the world market. In 2014 and 2015, Russia experienced an economic downturn characterized by substantial depreciation of its currency, sharp fluctuations of interest rates, a decline in disposable income, a steep decline in the value of shares traded on its stock exchanges, a material increase in the inflation rate, and a decline in the gross domestic product. In 2016 and through the first months of 2017 some of those economic trends reversed or moderated, with ruble strengthening, oil prices increasing, inflation rates declining significantly and rate of decline in gross domestic product moderating. In February 2018 Standard & Poor’s changed the outlook for Russia’s sovereign credit ratings from negative (BB+) to stable (BBB-).

The conflict in Ukraine and related events have increased the perceived risks of doing business in the Russian Federation. The imposition of economic sanctions on Russian individuals and legal entities by the European Union, the United States of America, Japan, Canada, Australia and others, as well as retaliatory sanctions imposed by the Russian government, have resulted in increased economic uncertainty including more volatile equity markets, a depreciation of the Russian Ruble, a reduction in both local and foreign direct investment inflows and a significant tightening in the availability of credit. In particular, some Russian entities may be experiencing difficulties in accessing international equity and debt markets and may become increasingly dependent on Russian state banks to finance their operations. The longer term effects of recently implemented sanctions, as well as the threat of additional future sanctions, are difficult to determine.

The above mentioned events have led to reduced access of Russian businesses to international capital markets, increased inflation, economic recession and other negative economic consequences. The impact of further economic developments on future operations and financial position of the group is at this stage difficult to determine.